SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Non-controlling Interest (Details)	Dec. 31, 2021
CEGL [Member]
Non-controlling Interest [Abstract]
Percentage of ownership interest of subsidiaries	100.00%